Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (numerator):
Net income (loss) applicable to controlling interests	$ (2,186)	$ (3,079)	$ 60,326
Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock - basic and diluted	12,500
Earnings (loss) per share:
Basic and diluted (in dollars per share)	$ (0.17)
Anti-dilutive restricted shares of Class A common stock	27